Segemnt Information (Tables)	12 Months Ended
Mar. 31, 2025
Segemnt Information [Abstract]
Schedule of Resource Allocation the CODM Reviews Several Key Metrics

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Professional service fee in connection with the Business Combination	$(343,250)	$(15,000)
Other formation and operating costs	(627,967)	(702,167)
Franchise tax credit (expenses)	37,275	(129,953)
Income from business combination deposits forfeited by the former target company	—	125,000
Interest earned on investment held in Trust Account	1,330,551	2,934,879
Income taxes provision	(287,243)	(616,192)
Net income	$109,366	$1,596,567